Long Term Debt - Term Bank Loans (Details) (USD $) In Thousands, unless otherwise specified			6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Term Bank Loans
Outstanding term loan balance, with balloon payments due at maturity between October 2016 and April 2022.	$ 575,573	$ 502,913
Libor plus spread minimum			1.93%
Libor plus spread maximum			3.23%